Ultra Series Fund
Supplement dated July 1, 2024

This Supplement dated July 1, 2024, amends the Statement of Additional Information (SAI)
for the Ultra Series Fund dated May 1, 2024.
Management of the Trust
Interested Trustees and Officers.
Effective as of July 1, 2024, all references to Holly S. Baggot as Secretary, Assistant Treasurer and Anti-Money Laundering Officer of the Fund are deleted.
The following rows are added to the Independent Trustees and Officers chart on page 26:
Interested Trustees and Officers

Name and Age	Position(s) Held, First Elected and Term of Office[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Trustee[2]	Other Directorships Held by Trustee
Brandon Redwing 44	Assistant Secretary, July 2024 – Present; Anti-Money Laundering Officer, July 2024 – Present
Madison Investment Holdings, Inc. (“MIH”), Madison Investment Advisors, LLC (“MAI”), and Madison Asset Management, LLC (“Madison”), Mutual Fund Operations Manager, April 2024 – Present;
MF (15) and MCN, Assistant Secretary and Anit-Money Laundering Officer, July 2024 – Present;
Madison ETFs (4), Assistant Secretary, July 2024 – Present
SS&C Technologies, Client Relationship Manager 2020 – March 2024
			NA	NA

Kyle Schalow 29	Assistant Treasurer, July 2024 – Present
MIH, MAI, and Madison, Senior Accountant, May 2022 – Present;
MF (15) and MCN, Assistant Treasurer, July 2024 – Present;
Madison ETFs (4), Assistant Treasurer, July 2024 – Present
Baker Tilly US LLP, Senior Accountant, 2018 – 2022
		NA	NA

The following row is amended in the Independent Trustees and Officers chart on page 26:

Terri Wilhelm 55	Secretary, July 2024 – Present
MIH, MIA and Madison, Senior Compliance Analyst, September 2022 – Present
MF (15) and MCN, Secretary, July 2024 – Present; Assistant Secretary, 2022 – June 2024;
Madison ETFs (4), Secretary, July 2024 – Present; Assistant Secretary, 2022 – June 2024
State of Wisconsin Investment Board,
Senior Paralegal, 2017 – 2022
		NA	NA

Please keep this Supplement with your records for future reference.

USF-SAI SUP (0724)